Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (54,291)	$ (4,184)	$ (7,250)
Non-deductible items	(3,459)	(7,642)	(1,511)
Effect of the changes in the statutory income tax rate in Argentina	(31,962)	6,324	3,115
Unused tax losses	482	(710)	(3,742)
Non-taxable income	13,604	11,060	11,545
Previously unrecognized tax losses now recouped to reduce tax expenses	38,121	1,529	1,910
Effect of IAS 29 and tax adjustment per inflation in Argentina	(6,402)	(19,239)	(23,805)
Others	70	537	(1,082)
Income tax expense	$ (43,837)	$ (12,325)	$ (20,820)